Deferred Government Grants	12 Months Ended
Dec. 31, 2021
Deferred Government Grant [Abstract]
Deferred Government Grants
16.	Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”) or investment in constructing or improving production facilities. The amount of deferred government grants as of December 31, 2021 is net of R&D expenditures, deduction of depreciation expenses, and the amount recognized as government grant income. The Company received $2,660 of government grants in 2021 (2020 - $14,162, 2019 - $975) that were deferred. In addition, the Company received $1,690 in other government grants and subsidies for the year ended December 31, 2021 and recognized as income in the statements of comprehensive income (2020 - $3,137, 2019 - $501).

Summarized below are deferred government grants as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Government grants for property, plant and equipment (a)	$488	$565
Government grants for research and development (b)	12,071	14,594
Current deferred government grants	12,559	15,159
Government grants for property, plant and equipment (a)	2,517	3,003
Government grants for research and development (b)	2,353	1,226
Non-current deferred government grants	4,870	4,229
Total deferred government grants	17,429	19,388

(a) The Company has three deferred government grants related to property, plant and equipment. The Company has fulfilled two of the grants’ conditions and expect to fulfill another one in 2022. $488 will be amortized in 2022 which was included in the current portion of deferred government grant and $2,517 will be amortized after 2022 which was included in the non-current portion of deferred government grants. $569 was recorded as a reduction to depreciation expense for the year ended December 31, 2021 (2020 - $412, 2019 - $412), and $79 was recorded as government grant recognized in income for the year ended December 31, 2021 (2020 - $80, 2019 - $79).

(b) The Company has twelve deferred government grants related to various research and development projects. The Company expects to fulfill nine grants’ conditions in 2022 and recorded $12,071 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2022 and $2,353 is recorded in the non-current portion of deferred government grants.